Related party transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 8:  Related party transactions

During 2000, the Board of Directors approved the formation of a ThermoEnergy Power Systems, LLC, a Delaware limited liability company (“TEPS”) for the purpose of transferring the Company’s rights and interests in ZEBS. The Company has an 85% ownership interest, Alexander Fassbender, former Executive Vice President and Chief Technology Officer, as the inventor of the technology, has a 7.5% ownership interest, and the remaining 7.5% is owned by an unrelated third party.

As discussed in Note 3, On February 25, 2009, TEPS and  Babcock Power Development, LLC (“BPD”), a subsidiary of Babcock Power, Inc., entered into a joint venture establishing Babcock-Thermo Carbon Capture LLC, a Delaware limited liability company for the purpose of developing and commercializing the Company’s proprietary ZEBS technology.

Arthur S. Reynolds, a member of the Company’s Board of Directors, performed the duties of Interim Chief Financial Officer of the Company from August 2009 through November 2009.  As compensation for his services, the Company paid Mr. Reynolds a total of $90,000 and issued warrants to purchase 681,103 shares of the Company’s Common Stock at a price between $0.31 and $0.50 per share.  The fair value of the warrants on the respective grant dates totaled $102,270, which was recorded as compensation expense in 2009.

The Company has employment agreements with each of its senior officers that specify base compensation, minimum annual increases and lump sum payment amounts in the event of a change in control of the Company.

See Notes 4, 5, 6, 9 and 15 for additional related party transactions.